Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 40.77%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		1,240	$124,335
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		2,487	120,023
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		2,077	60,046
Vanguard Short-Term Treasury ETF (a)............................................................................		2,079	120,145
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $431,289)			424,549
		Notional
PURCHASED OPTIONS - 118.81% (b)(c)	Contracts	Amount

CALL OPTIONS - 95.95%
S&P 500® Mini Index, Expires 10/11/2022, Strike Price $441.28.....................................	22	$788,832	11
S&P 500® Mini Index, Expires 10/11/2022, Strike Price $0.44........................................	28	1,003,968	999,214
PUT OPTIONS - 22.86%			999,225

iShares 20+ Year Treasury Bond ETF, Expires 10/11/2022, Strike Price $117.26.................	100	1,024,500	149,881
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 10/11/2022, Strike Price
$110.47................................................................................................................	107	1,096,215	88,202
S&P 500® Mini Index, Expires 10/11/2022, Strike Price $176.95.....................................	28	1,003,968	14
TOTAL PURCHASED OPTIONS (Cost $1,368,492)			238,097
			1,237,322
Total Investments (Cost $1,799,781) - 159.58%............................................................			1,661,871
Liabilities in Excess of Other Assets - (59.58)%.............................................................			(620,489)
....................................................................................TOTAL NET ASSETS - 100.00%			$1,041,382

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $424,549.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	10/11/2022	$176.95	28	$(1,003,968)	$(511,682)
PUT OPTIONS					(511,682)

iShares 20+ Year Treasury Bond ETF...............	10/11/2022	$123.43	100	(1,024,500)	(210,943)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	10/11/2022	$116.28	107	(1,096,215)	(150,021)
S&P 500® Mini Index...................................	10/11/2022	$397.15	28	(1,003,968)	(110,644)
TOTAL OPTIONS WRITTEN (Premiums Received $900,314)					(471,608)
					$(983,290)